Employee Benefit Plans (Details) - OPKO Health Savings and Retirement Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contributions per employee, percent of compensation	100.00%
Employer matching contribution, percent of employee contribution	100.00%
Company's matching discretion on employee contributions to the Plan	4.00%
Employer discretionary contribution amount	$ 8.4	$ 3.5	$ 3.1